CAPITAL ASSETS, NET (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital Assets [Abstract]
Depreciation cost of capitalized to biological assets	$ 724
Capital assets, net (Note 8)	$ 45,043	$ 11,039	$ 642